Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	[1],[2]	$ 40,293	$ 61,781
Accounts receivable	[1]	1,475	1,948
Commissions receivable - current	[1]	109,666	104,726
Prepaid expenses and other current assets	[1]	4,305	4,077
Total current assets	[1]	155,739	172,532
Commissions receivable - non-current	[1]	169,751	153,051
Property and equipment, net	[1]	4,705	5,608
Other assets	[1]	7,287	3,807
Intangible assets, net	[1]	7,540	8,580
Goodwill	[1]	14,096	14,096
Total assets	[1]	359,118	357,674
Current liabilities:
Accounts payable	[1]	3,246	5,112
Accrued compensation and benefits	[1]	15,498	10,920
Accrued marketing expenses	[1]	4,693	8,058
Other current liabilities	[1]	2,008	1,648
Total current liabilities	[1]	25,445	25,738
Deferred income taxes - non-current	[1]	45,089	75,403
Other non-current liabilities	[1]	1,920	4,253
Stockholders’ equity:
Preferred stock: $0.001 par value; Authorized shares: 10,000,000; Issued and outstanding shares: none	[1]	0	0
Common stock: $0.001 par value; Authorized shares: 100,000,000; Issued shares: 29,492,141 and 29,879,952 at December 31, 2016 and 2017, respectively; Outstanding shares: 18,356,551 and 18,641,957 at December 31, 2016 and 2017, respectively	[1]	30	29
Additional paid-in capital	[1]	281,706	272,778
Treasury stock, at cost: 11,135,590 and 11,237,995 shares at December 31, 2016 and 2017, respectively	[1]	(199,998)	(199,998)
Retained earnings	[1]	204,724	179,298
Accumulated other comprehensive income	[1]	202	173
Total stockholders’ equity	[1],[3]	286,664	252,280
Total liabilities and stockholders’ equity	[1]	$ 359,118	$ 357,674

[1]	As adjusted for the adoption of ASC 606 using the full retrospective method
[2]	As adjusted for the adoption of ASC 606 using the full retrospective method
[3]	As adjusted for the adoption of ASC 606 using the full retrospective method